OMB APPROVAL
                                                 OMB Number:       3235-0570
                                                 Expires:  August 31, 2013
                                                 Estimated average burden
                                                 hours per response.....18.9



                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-01466

                       		Pioneer Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2012 through December 31, 2012


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.

                        Pioneer Fund

--------------------------------------------------------------------------------
                        Annual Report | December 31, 2012
--------------------------------------------------------------------------------

                        Ticker Symbols:

                        Class A    PIODX
                        Class B    PBODX
                        Class C    PCODX
                        Class R    PIORX
                        Class Y    PYODX
                        Class Z    PIOZX

                        [LOGO] PIONEER
                               Investments(R)
                        visit us: us.pioneerinvestments.com

Table of Contents

Letter to Shareowners                                                         2

Portfolio Management Discussion                                               4

Portfolio Summary                                                             8

Prices and Distributions                                                      9

Performance Update                                                           10

Comparing Ongoing Fund Expenses                                              16

Schedule of Investments                                                      18

Financial Statements                                                         27

Notes to Financial Statements                                                37

Report of Independent Registered Public Accounting Firm                      46

Approval of Investment Advisory Agreement                                    47

Trustees, Officers and Service Providers                                     51

                                       Pioneer Fund | Annual Report | 12/31/12 1

President's Letter

Dear Shareowner,

Pioneer has been cautiously optimistic about the U.S. economy from the start of the year, and the data continues to be encouraging. Employment continues to rise, albeit slowly, and we believe it should continue to do so in 2013, barring a negative shock to the system. The housing and auto sectors continue to recover, benefiting from record-low interest rates. Banks' willingness to lend to consumers and businesses also continues to rise, broad measures of inflation remain subdued, and, if the weather improves in 2013, that should help to bring food prices back down. While corporate profit growth has slowed, many U.S. companies still have strong balance sheets and continue to display the ability to both pay and increase dividends*.

While the so-called "fiscal cliff" scheduled to take effect at year-end dominated the media in December--and while no deal was struck before markets closed for the year--investors who owned financial assets like equities and high-yield corporate bonds generally enjoyed good returns in 2012. The Standard & Poor's 500 Index returned 16% in 2012, and the Bank of America Merrill Lynch High Yield Master II Index returned 15.6%. Meanwhile, the higher-quality Barclays Capital Aggregate Bond Index gained 4.2% for the year, the safer-still Barclays Capital Intermediate Treasuries Index returned 3.9%, and 3-month Treasury bills, generally regarded as essentially "risk free" by the markets, returned just 0.1% in 2012.

Despite generally improving economic conditions and positive market returns in 2012, investors still face daunting challenges in the year ahead, although we remain optimistic that the underlying economic trends are moving in the right direction. The year-end "fiscal cliff" deal did not eliminate the risk of further tax increases or spending cuts, nor did it eliminate the risk that the U.S. could face further downgrades to its credit rating from one or more of the major ratings agencies. The Federal Reserve Board continues to provide extraordinary support to the U.S. economy and the bond market, but will not do so indefinitely. Europe has made progress towards dampening its sovereign-debt crisis, but has not resolved the problem as yet; the region also was mired in a recession as 2012 drew to a close. In Asia, Japan continues to struggle with low economic growth,

*   Dividends are not guaranteed.

2 Pioneer Fund | Annual Report | 12/31/12 deflation, high levels of debt, and an aging population. In the emerging markets, China and other developing economies, while generally in better shape than most "developed" markets, also face a range of ongoing challenges.

While most of the risks outlined above are widely recognized and may already be "priced in" to the market, we believe investors should continue to expect market volatility tied to these factors.

At Pioneer, we have long advocated the benefits of staying diversified and investing for the long term. And while diversification alone does not assure a profit or protect against loss in a declining market, we believe there are still opportunities for prudent investors to earn attractive returns. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs, keeping in mind that there is no single best strategy that works for every investor.

In 2013, Pioneer proudly celebrates its 85th anniversary. Since 1928, our investment teams have sought out attractive opportunities in global equity and bond markets, using in-depth research to identify undervalued individual securities, and using thoughtful risk management to construct portfolios which balance potential risks and reward in an ever-changing world.

We encourage you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at us.pioneerinvestments.com. We greatly appreciate your trust in us, and we thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

                                       Pioneer Fund | Annual Report | 12/31/12 3

Portfolio Management Discussion | 12/31/12

In the following interview, John Carey, executive vice president and head of U.S. Core Value at Pioneer Investments, discusses the investment environment during the 12-month period ended December 31, 2012, and the performance of the Pioneer Fund during the period. Mr. Carey is responsible for the day-to-day management of the Fund.

Q How would you describe the market for equities during the 12 months ended December 31, 2012?

A Overall, the stock market advanced during 2012. There were, however, two difficult setbacks, one in May 2012 and the other in October and November, as some of the issues that concerned investors during 2011 troubled them as well in 2012.

    The European debt situation, our own debt situation here in the U.S., the continued turmoil in the Middle East, and signs of economic slowdown in some of the formerly rapidly-growing emerging markets, particularly China and Brazil, appeared again and again in headline news stories. As the 2012 calendar year wore on, Americans also focused on the November elections and what the outcome might mean for the so-called "fiscal cliff," that is, the tax increases and automatic spending cuts that were scheduled to take effect in January 2013 without some modification or postponement by the Federal government. Nonetheless, the stock market on balance moved higher during the 12-month period ended December 31, 2012, as investors "climbed the wall of worry" and found themselves attracted to what appeared to be reasonable share prices for companies that were still experiencing good earnings growth.

Q How did the Fund perform in that environment during the 12 months ended December 31, 2012?

A Pioneer Fund's Class A shares returned 9.90% at net asset value during the 12 months ended December 31, 2012, while the Fund' s benchmark, the Standard & Poor's 500 Index (the S&P 500), returned 15.99%. During the same period, the average return of the 941 mutual funds in Lipper's Large-Cap Core Funds category was 14.95%.

Q What were the primary reasons for the underperformance of the Fund relative to the S&P 500 during the 12 months ended December 31, 2012?

A The Fund's benchmark-relative underperformance occurred predominantly in the first half of the fiscal year ended December 31, 2012. The second half of the fiscal year saw improving, though still somewhat below-benchmark results.

4 Pioneer Fund | Annual Report | 12/31/12

    Stock selection in consumer discretionary, financials, information technology, and industrials was the main reason for the Fund's relative underperformance for the fiscal year as a whole. In consumer discretionary, the portfolio's large position in publisher John Wiley & Sons showed a negative total return of about -10.5%, in a year in which the media industry, overall, recorded a positive return of nearly 40%. Other underperformers among the Fund's consumer-discretionary investments were automotive supplier Johnson Controls and specialty retailer Coach.

    Within financials, the Fund's positioning in the diversified financials area was the main source of relative underperformance. The portfolio missed out on the sharp, beginning-of-the-year rally in diversified financials, invested just in time for a downward correction in the stocks of those companies, and then remained underweighted in the group when the stocks rallied again towards the end of the fiscal year. In the case of information technology, it was the Fund's underweight in Apple, an exceptionally strong performer in the early part of the year, which detracted the most from relative returns. While Apple's stock began to pull back in the latter part of the year, it nonetheless enjoyed a total return for the entire 12-month period of more than 30%.

    Finally, in industrials, the portfolio's overweight investment in railroad Norfolk Southern hurt results, as the coal shipments important to the company's profits declined.

    On the positive side, the Fund enjoyed positive benchmark-relative performance attribution from stock picks in the energy, utilities, consumer staples, and health-care sectors, as well as positive sector allocation results in utilities, consumer discretionary, health care, and industrials. However, the negatives outweighed the positives during the 12-month period, and the Fund's overall performance for the year was disappointing.

Q Could you summarize purchases and sales that you made in the Fund's portfolio during the 12 months ended December 31, 2012?

A In response to the underperformance of the Fund relative to the benchmark S&P 500 Index, we made a number of changes during the year.

    Apple became a new portfolio holding in February 2012, though the company already had achieved its best share-price results for the year. We also broadened the portfolio's exposure to the financials sector by adding some of the so-called "money-center" banks starting in March, including JPMorgan Chase, Bank of America, and Citigroup. Additions of Google and, later in the spring, Facebook, helped provide a diversification* of the Fund into the Internet area.

* Diversification does not assure a profit or protect against loss in a declining market.

                                       Pioneer Fund | Annual Report | 12/31/12 5

    In health care, we added to the Fund' s biotechnology holdings with Vertex and Celgene in the first half of the year, and Gilead Sciences in the second half. Thermo Fisher Scientific, a producer of laboratory instruments and equipment, and DaVita HealthCare Partners, a provider of kidney-dialysis services, further broadened the Fund's investments in health care during the second half of the fiscal year.

    Addressing the portfolio's media exposure, we added Time Warner and Comcast in the second half of the year, and in the consumer area, we added discount retailers Wal-Mart Stores, Ross Stores, and Costco.

    At the beginning of October 2012, Kraft Foods, a holding in the Fund's portfolio, split in two: the new Kraft Foods Group includes such well-known products as Kraft cheeses, Oscar Mayer meats, and Maxwell House Coffee, while the freshly-named Mondelez International produces such confectionary and snack brands as Cadbury, Nabisco, Oreo, and Trident. In food and beverage, the Fund also added Campbell Soup and Coca-Cola Enterprises.

    Those are examples of new purchases during the year: the Schedule of Investments beginning on page 18 of this report shows all of the Fund's holdings as of December 31, 2012.

    On the sale side of the ledger, we eliminated from the Fund, over the course of the fiscal year, a number of stocks we believed had reached reasonable price objectives, as well as stocks that appeared less compelling with respect to longer-term growth prospects than the stocks we wished to purchase. In the former category were, for example, Caterpillar Tractor, Parker Hannifin, Estee Lauder, Sysco, and State Street; and among the latter were Alcoa, Kohl's, E. I. du Pont de Nemours, Texas Instruments, and Hewlett-Packard.

Q The U.S. economy continued to show slow, but steady, improvement as 2012 drew to a close, though economic growth could hardly be described as robust, especially when compared with recoveries from other severe recessions in decades past. What is your outlook for the economy and the markets as 2013 gets underway?

A Our outlook for this year and in fact for the next couple of years is for moderate rather than robust economic growth. Both homebuilding and commercial construction have been showing signs of improvement that could develop into full-fledged recovery; the automotive industry is much stronger than it was three or four years ago; and consumer confidence has definitely improved since the dark days of the 2007-2009 "sub-prime meltdown." However, the recessionary conditions in Europe and the slowdown in some of the emerging markets may dampen growth of U.S. exports. Also of uncertain but potentially negative effect are the recent Federal tax increases in the

6 Pioneer Fund | Annual Report | 12/31/12

    United States, as well as tax increases implemented by some of the individual states. Finally, we remain concerned about possible geopolitical shocks, especially in the tense regions of the Middle East, Asia, and Africa, and we are unconvinced that the debt problems in Europe that have sown doubts about the European Union are solved.

    With our positive, but tempered, view, we believe that it is as important as ever to emphasize companies for the Fund's portfolio that we think have financial and management resilience as well as growth prospects. In diversifying the Fund's holdings, we strive to remember that certain common characteristics in companies may also be important.

    Thank you, as always, for your support.

Please refer to the Schedule of Investments on pages 18-26 for a full listing of Fund securities.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. These opinions should not be relied upon for any other purposes.

                                       Pioneer Fund | Annual Report | 12/31/12 7

Portfolio Summary | 12/31/12

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                                         96.1%
International Common Stocks                                                 3.4%
Depositary Receipts for International Stocks                                0.5%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Information Technology                                                     18.1%
Health Care                                                                15.2%
Financials                                                                 14.9%
Consumer Discretionary                                                     12.8%
Consumer Staples                                                           12.1%
Energy                                                                     11.2%
Industrials                                                                11.0%
Materials                                                                   2.8%
Telecommunication Services                                                  1.1%
Utilities                                                                   0.8%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.   John Wiley & Sons, Inc.                                              2.38%
--------------------------------------------------------------------------------
 2.   The Hershey Co.                                                      2.21
--------------------------------------------------------------------------------
 3.   Apple, Inc.                                                          2.13
--------------------------------------------------------------------------------
 4.   Colgate-Palmolive Co.                                                2.02
--------------------------------------------------------------------------------
 5.   Wells Fargo & Co.                                                    1.99
--------------------------------------------------------------------------------
 6.   Microsoft Corp.                                                      1.74
--------------------------------------------------------------------------------
 7.   Abbott Laboratories, Inc.                                            1.67
--------------------------------------------------------------------------------
 8.   The Chubb Corp.                                                      1.62
--------------------------------------------------------------------------------
 9.   Chevron Corp.                                                        1.61
--------------------------------------------------------------------------------
10.   Johnson & Johnson Co.                                                1.60
--------------------------------------------------------------------------------

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

8 Pioneer Fund | Annual Report | 12/31/12

Prices and Distributions | 12/31/12

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
         Class                        12/31/12                       12/31/11
--------------------------------------------------------------------------------
          A                            $32.45                         $38.62
--------------------------------------------------------------------------------
          B                            $31.26                         $37.60
--------------------------------------------------------------------------------
          C                            $30.64                         $36.99
--------------------------------------------------------------------------------
          R                            $32.51                         $38.67
--------------------------------------------------------------------------------
          Y                            $32.61                         $38.75
--------------------------------------------------------------------------------
          Z                            $32.53                         $38.68
--------------------------------------------------------------------------------

Distributions per Share: 1/1/12-12/31/12
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                     Net Investment          Short-Term          Long-Term
        Class            Income             Capital Gains       Capital Gains
--------------------------------------------------------------------------------
          A             $0.4949                $   --             $9.2950
--------------------------------------------------------------------------------
          B             $0.0606                $   --             $9.2950
--------------------------------------------------------------------------------
          C             $0.2120                $   --             $9.2950
--------------------------------------------------------------------------------
          R             $0.3618                $   --             $9.2950
--------------------------------------------------------------------------------
          Y             $0.6223                $   --             $9.2950
--------------------------------------------------------------------------------
          Z             $0.5505                $   --             $9.2950
--------------------------------------------------------------------------------

Index Definition
--------------------------------------------------------------------------------

The Standard & Poor's 500 Index is a commonly used measure of the broad U.S. stock market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" and "Value of $5 Million Investment" charts on pages 10-15.

                                       Pioneer Fund | Annual Report | 12/31/12 9

Performance Update | 12/31/12                                     Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund at public offering price, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of December 31, 2012)
--------------------------------------------------------------------------------
                               Net Asset          Public Offering
Period                         Value (NAV)        Price (POP)
--------------------------------------------------------------------------------
10 Years                        5.96%              5.33%
5 Years                        -0.22              -1.39
1 Year                          9.90               3.58
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2012)
--------------------------------------------------------------------------------
Gross
--------------------------------------------------------------------------------
1.09%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                                  Standard & Poor's
                               Pioneer Fund       500 Index
12/31/2002                     $      9,425       $    10,000
12/31/2003                     $     11,740       $    12,867
12/31/2004                     $     13,106       $    14,266
12/31/2005                     $     13,944       $    14,966
12/31/2006                     $     16,229       $    17,328
12/31/2007                     $     16,992       $    18,279
12/31/2008                     $     11,150       $    11,518
12/31/2009                     $     13,852       $    14,566
12/31/2010                     $     16,029       $    16,764
12/31/2011                     $     15,294       $    17,114
12/31/2012                     $     16,809       $    19,850

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

10 Pioneer Fund | Annual Report | 12/31/12

Performance Update | 12/31/12                                     Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of December 31, 2012)
--------------------------------------------------------------------------------
                               If                 If
Period                         Held               Redeemed
--------------------------------------------------------------------------------
10 Years                        4.91%              4.91%
5 Years                        -1.31              -1.31
1 Year                          8.55               5.22
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2012)
--------------------------------------------------------------------------------
Gross
--------------------------------------------------------------------------------
2.24%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                                  Standard & Poor's
                               Pioneer Fund       500 Index
12/31/2002                     $  10,000          $  10,000
12/31/2003                     $  12,344          $  12,867
12/31/2004                     $  13,662          $  14,266
12/31/2005                     $  14,398          $  14,966
12/31/2006                     $  16,620          $  17,328
12/31/2007                     $  17,245          $  18,279
12/31/2008                     $  11,212          $  11,518
12/31/2009                     $  13,772          $  14,566
12/31/2010                     $  15,766          $  16,764
12/31/2011                     $  14,872          $  17,114
12/31/2012                     $  16,143          $  19,850

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). The maximum CDSC for Class B shares is 4% and declines over five years. For more complete information, please see the prospectus.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                                      Pioneer Fund | Annual Report | 12/31/12 11

Performance Update | 12/31/12                                     Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of December 31, 2012)
--------------------------------------------------------------------------------
                               If                 If
Period                         Held               Redeemed
--------------------------------------------------------------------------------
10 Years                        5.13%              5.13%
5 Years                        -0.99              -0.99
1 Year                          9.06               9.06
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2012)
--------------------------------------------------------------------------------
Gross
--------------------------------------------------------------------------------
1.87%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                                  Standard & Poor's
                               Pioneer Fund       500 Index
12/31/2002                     $  10,000              $  10,000
12/31/2003                     $  12,358              $  12,867
12/31/2004                     $  13,685              $  14,266
12/31/2005                     $  14,444              $  14,966
12/31/2006                     $  16,686              $  17,328
12/31/2007                     $  17,334              $  18,279
12/31/2008                     $  11,283              $  11,518
12/31/2009                     $  13,910              $  14,566
12/31/2010                     $  15,969              $  16,764
12/31/2011                     $  15,117              $  17,114
12/31/2012                     $  16,488              $  19,850

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

12 Pioneer Fund | Annual Report | 12/31/12

Performance Update | 12/31/12                                     Class R Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of December 31, 2012)
--------------------------------------------------------------------------------
                               If                 If
Period                         Held               Redeemed
--------------------------------------------------------------------------------
10 Years                        5.76%              5.76%
5 Years                        -0.48              -0.48
1 Year                          9.57               9.57
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2012)
--------------------------------------------------------------------------------
Gross
--------------------------------------------------------------------------------
1.38%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                                  Standard & Poor's
                               Pioneer Fund       500 Index
12/31/2002                     $  10,000          $  10,000
12/31/2003                     $  12,438          $  12,867
12/31/2004                     $  13,879          $  14,266
12/31/2005                     $  14,750          $  14,966
12/31/2006                     $  17,143          $  17,328
12/31/2007                     $  17,923          $  18,279
12/31/2008                     $  11,746          $  11,518
12/31/2009                     $  14,558          $  14,566
12/31/2010                     $  16,788          $  16,764
12/31/2011                     $  15,975          $  17,114
12/31/2012                     $  17,503          $  19,850

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance shown for Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period beginning April 1, 2003, the actual performance of Class R shares is reflected. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                                      Pioneer Fund | Annual Report | 12/31/12 13

Performance Update | 12/31/12                                     Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Pioneer Fund, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of December 31, 2012)
--------------------------------------------------------------------------------
                               If                 If
Period                         Held               Redeemed
--------------------------------------------------------------------------------
10 Years                        6.41%              6.41%
5 Years                         0.20               0.20
1 Year                         10.29              10.29
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2012)
--------------------------------------------------------------------------------
                               Gross
--------------------------------------------------------------------------------
0.72%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

                                               Standard & Poor's
                               Pioneer Fund    500 Index
12/31/2002                     $  5,000,000    $  5,000,000
12/31/2003                     $  6,256,791    $  6,433,342
12/31/2004                     $  7,016,611    $  7,132,916
12/31/2005                     $  7,496,068    $  7,482,983
12/31/2006                     $  8,760,995    $  8,663,877
12/31/2007                     $  9,208,360    $  9,139,486
12/31/2008                     $  6,071,017    $  5,758,767
12/31/2009                     $  7,580,432    $  7,283,193
12/31/2010                     $  8,806,405    $  8,381,801
12/31/2011                     $  8,435,029    $  8,556,777
12/31/2012                     $  9,303,215    $  9,924,809

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

14 Pioneer Fund | Annual Report | 12/31/12

Performance Update | 12/31/12                                     Class Z Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of December 31, 2012)
--------------------------------------------------------------------------------
                               If                 If
Period                         Held               Redeemed
--------------------------------------------------------------------------------
10 Years                        6.18%              6.18%
5 Years                         0.11               0.11
1 Year                         10.09              10.09
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2012)
--------------------------------------------------------------------------------
                               Gross              Net
--------------------------------------------------------------------------------
                               0.99%              0.85%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                                  Standard & Poor's
                               Pioneer Fund       500 Index
12/31/2002                     $     10,000       $     10,000
12/31/2003                     $     12,458       $     12,867
12/31/2004                     $     13,907       $     14,266
12/31/2005                     $     14,796       $     14,966
12/31/2006                     $     17,221       $     17,328
12/31/2007                     $     18,117       $     18,279
12/31/2008                     $     11,946       $     11,518
12/31/2009                     $     14,899       $     14,566
12/31/2010                     $     17,297       $     16,764
12/31/2011                     $     16,546       $     17,114
12/31/2012                     $     18,217       $     19,850

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of Class Z shares on April 30, 2007 reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Z shares, the performance for Class Z shares prior to their inception would have been higher than that shown. Class Z shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through May 1, 2014, for Class Z shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                                      Pioneer Fund | Annual Report | 12/31/12 15

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses.You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value (divided by) $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Fund

Based on actual returns from July 1, 2012, through December 31, 2012.

--------------------------------------------------------------------------------------------
Share Class                   A          B           C          R          Y         Z
--------------------------------------------------------------------------------------------
Beginning Account        $1,000.00   $1,000.00   $1,000.00  $1,000.00  $1,000.00  $1,000.00
Value on 7/1/12
--------------------------------------------------------------------------------------------
Ending Account           $1,050.17   $1,043.55   $1,045.94  $1,048.52  $1,051.79  $1,050.98
Value on 12/31/12
--------------------------------------------------------------------------------------------
Expenses Paid            $    5.20   $   11.66   $    9.26  $    6.85  $    3.40  $    4.38
During Period*
--------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio of 1.01%, 2.27%, 1.80%, 1.33%, 0.66%, and 0.85% for Class A, Class B, Class C, Class
    R, Class Y and Class Z shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

16 Pioneer Fund | Annual Report | 12/31/12

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from July 1, 2012, through December 31, 2012.

----------------------------------------------------------------------------------------------------
Share Class                   A            B            C            R            Y           Z
----------------------------------------------------------------------------------------------------
Beginning Account         $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
Value on 7/1/12
----------------------------------------------------------------------------------------------------
Ending Account            $1,020.06    $1,013.72    $1,016.09    $1,018.45    $1,021.82    $1,020.86
Value on 12/31/12
----------------------------------------------------------------------------------------------------
Expenses Paid             $    5.13    $   11.49    $    9.12    $    6.75    $    3.35    $    4.32
During Period*
----------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio of 1.01%, 2.27%, 1.80%, 1.33%, 0.66%, and 0.85% for Class A, Class B, Class C, Class
    R, Class Y and Class Z shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                      Pioneer Fund | Annual Report | 12/31/12 17

Schedule of Investments | 12/31/12

------------------------------------------------------------------------------------
 Shares                                                               Value
------------------------------------------------------------------------------------
               COMMON STOCKS -- 100.2%
               ENERGY -- 11.3%
               Oil & Gas Drilling -- 1.1%
     622,048   Ensco Plc                                              $   36,875,005
     232,382   Helmerich & Payne, Inc.                                    13,015,716
                                                                      --------------
                                                                      $   49,890,721
------------------------------------------------------------------------------------
               Oil & Gas Equipment & Services -- 1.5%
     216,700   Halliburton Co.                                        $    7,517,323
     374,100   National Oilwell Varco, Inc.                               25,569,735
     496,196   Schlumberger, Ltd.                                         34,381,421
                                                                      --------------
                                                                      $   67,468,479
------------------------------------------------------------------------------------
               Integrated Oil & Gas -- 3.3%
     690,810   Chevron Corp.                                          $   74,704,193
     789,221   Exxon Mobil Corp.                                          68,307,078
     159,200   Occidental Petroleum Corp.                                 12,196,312
                                                                      --------------
                                                                      $  155,207,583
------------------------------------------------------------------------------------
               Oil & Gas Exploration & Production -- 4.2%
     503,964   Apache Corp.                                           $   39,561,174
     793,500   Cabot Oil & Gas Corp.                                      39,468,690
     771,069   ConocoPhillips                                             44,714,291
   1,134,009   Marathon Oil Corp.                                         34,768,716
   1,132,841   Southwestern Energy Co.*                                   37,848,218
                                                                      --------------
                                                                      $  196,361,089
------------------------------------------------------------------------------------
               Oil & Gas Refining & Marketing -- 1.2%
     471,804   Marathon Petroleum Corp.*                              $   29,723,652
     460,384   Phillips 66 Co.                                            24,446,390
                                                                      --------------
                                                                      $   54,170,042
                                                                      --------------
               Total Energy                                           $  523,097,914
------------------------------------------------------------------------------------
               MATERIALS -- 2.8%
               Fertilizers & Agricultural Chemicals -- 0.5%
     404,500   The Mosaic Co.                                         $   22,906,835
------------------------------------------------------------------------------------
               Industrial Gases -- 0.8%
     420,615   Airgas, Inc.                                           $   38,397,943
------------------------------------------------------------------------------------
               Specialty Chemicals -- 0.9%
     576,011   Ecolab, Inc.                                           $   41,415,191
------------------------------------------------------------------------------------
               Diversified Metals & Mining -- 0.4%
     577,647   Freeport-McMoRan Copper & Gold, Inc.                   $   19,755,527
------------------------------------------------------------------------------------
               Paper Products -- 0.2%
     236,600   International Paper Co.                                $    9,426,144
                                                                      --------------
               Total Materials                                        $  131,901,640
------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

18 Pioneer Fund | Annual Report | 12/31/12

------------------------------------------------------------------------------------
 Shares                                                               Value
------------------------------------------------------------------------------------
               CAPITAL GOODS -- 8.8%
               Aerospace & Defense -- 1.5%
     857,476   United Technologies Corp.                              $   70,321,607
------------------------------------------------------------------------------------
               Construction & Engineering -- 0.6%
     863,800   KBR, Inc.                                              $   25,844,896
------------------------------------------------------------------------------------
               Electrical Components & Equipment -- 0.4%
     228,655   Rockwell Automation, Inc.                              $   19,204,733
------------------------------------------------------------------------------------
               Industrial Conglomerates -- 2.6%
     699,562   3M Co.                                                 $   64,954,332
   2,642,305   General Electric Co.                                       55,461,982
                                                                      --------------
                                                                      $  120,416,314
------------------------------------------------------------------------------------
               Construction & Farm Machinery & Heavy Trucks -- 2.2%
     340,400   Cummins, Inc.                                          $   36,882,340
     328,000   Joy Global, Inc.                                           20,919,840
     953,890   PACCAR, Inc.                                               43,125,367
                                                                      --------------
                                                                      $  100,927,547
------------------------------------------------------------------------------------
               Industrial Machinery -- 1.5%
     895,100   Ingersoll-Rand Plc                                     $   42,928,996
     402,800   SPX Corp.                                                  28,256,420
                                                                      --------------
                                                                      $   71,185,416
                                                                      --------------
               Total Capital Goods                                    $  407,900,513
------------------------------------------------------------------------------------
               TRANSPORTATION -- 2.2%
               Air Freight & Logistics -- 0.5%
     303,100   United Parcel Service, Inc. (Class B)                  $   22,347,563
------------------------------------------------------------------------------------
               Railroads -- 1.7%
     683,409   Norfolk Southern Corp.                                 $   42,262,013
     298,200   Union Pacific Corp.                                        37,489,704
                                                                      --------------
                                                                      $   79,751,717
                                                                      --------------
               Total Transportation                                   $  102,099,280
------------------------------------------------------------------------------------
               AUTOMOBILES & COMPONENTS -- 2.1%
               Auto Parts & Equipment -- 1.0%
     265,063   BorgWarner, Inc.*                                      $   18,983,812
     860,683   Johnson Controls, Inc.                                     26,422,968
                                                                      --------------
                                                                      $   45,406,780
------------------------------------------------------------------------------------
               Automobile Manufacturers -- 1.1%
   3,974,340   Ford Motor Co.                                         $   51,467,703
                                                                      --------------
               Total Automobiles & Components                         $   96,874,483
------------------------------------------------------------------------------------
               CONSUMER DURABLES & APPAREL -- 0.8%
               Apparel, Accessories & Luxury Goods -- 0.8%
     676,826   Coach, Inc.                                            $   37,570,611
                                                                      --------------
               Total Consumer Durables & Apparel                      $   37,570,611
------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                      Pioneer Fund | Annual Report | 12/31/12 19

------------------------------------------------------------------------------------
 Shares                                                               Value
------------------------------------------------------------------------------------
               CONSUMER SERVICES -- 1.6%
               Hotels, Resorts & Cruise Lines -- 0.2%
     217,300   Marriott International, Inc.                           $    8,098,771
------------------------------------------------------------------------------------
               Restaurants -- 1.4%
     437,100   McDonald's Corp.                                       $   38,556,591
     509,300   Starbucks Corp.                                            27,308,666
                                                                      --------------
                                                                      $   65,865,257
                                                                      --------------
               Total Consumer Services                                $   73,964,028
------------------------------------------------------------------------------------
               MEDIA -- 4.2%
               Cable & Satellite -- 0.3%
     370,800   Comcast Corp.                                          $   13,860,507
------------------------------------------------------------------------------------
               Movies & Entertainment -- 1.5%
   1,136,700   The Walt Disney Co.                                    $   56,596,293
     287,500   Time Warner, Inc.                                          13,751,125
                                                                      --------------
                                                                      $   70,347,418
------------------------------------------------------------------------------------
               Publishing -- 2.4%
   2,838,431   John Wiley & Sons, Inc.+                               $ 110,500,119
                                                                      --------------
               Total Media                                            $ 194,708,044
------------------------------------------------------------------------------------
               RETAILING -- 4.1%
               Department Stores -- 1.2%
     794,500   Macy's, Inc.                                           $   31,001,390
     475,247   Nordstrom, Inc.                                            25,425,714
                                                                      --------------
                                                                      $   56,427,104
------------------------------------------------------------------------------------
               General Merchandise Stores -- 1.2%
     955,841   Target Corp.                                           $   56,557,112
------------------------------------------------------------------------------------
               Apparel Retail -- 1.0%
     196,300   Ross Stores, Inc.                                      $   10,629,645
     896,900   TJX Companies, Inc.                                        38,073,405
                                                                      --------------
                                                                      $   48,703,050
------------------------------------------------------------------------------------
               Home Improvement Retail -- 0.7%
     394,104   Lowe's Companies, Inc.                                 $   13,998,574
     267,600   The Home Depot, Inc.                                       16,551,060
                                                                      --------------
                                                                      $   30,549,634
                                                                      --------------
               Total Retailing                                        $  192,236,900
------------------------------------------------------------------------------------
               FOOD & STAPLES RETAILING -- 2.9%
               Drug Retail -- 2.2%
     744,800   CVS Caremark Corp.                                     $   36,011,080
   1,708,871   Walgreen Co.                                               63,245,316
                                                                      --------------
                                                                      $   99,256,396
------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

20 Pioneer Fund | Annual Report | 12/31/12

------------------------------------------------------------------------------------
 Shares                                                               Value
------------------------------------------------------------------------------------
               Hypermarkets & Super Centers -- 0.7%
     169,800   Costco Wholesale Corp.                                 $   16,771,146
     235,700   Wal-Mart Stores, Inc.                                      16,081,811
                                                                      --------------
                                                                      $   32,852,957
                                                                      --------------
               Total Food & Staples Retailing                         $  132,109,353
------------------------------------------------------------------------------------
               FOOD, BEVERAGE & TOBACCO -- 6.5%
               Soft Drinks -- 0.6%
     239,600   Coca-Cola Enterprises, Inc.                            $    7,602,508
     407,500   Dr. Pepper Snapple Group, Inc.                             18,003,350
                                                                      --------------
                                                                      $   25,605,858
------------------------------------------------------------------------------------
               Packaged Foods & Meats -- 5.9%
     534,912   Campbell Soup Co.                                      $   18,663,080
     896,758   General Mills, Inc.                                        36,237,991
   1,178,446   HJ Heinz Co.                                               67,972,765
     410,596   Kraft Foods Group, Inc.                                    18,669,800
   1,231,888   Mondelez International, Inc.                               31,376,187
   1,421,599   The Hershey Co.                                           102,667,880
                                                                      --------------
                                                                      $  275,587,703
                                                                      --------------
               Total Food, Beverage & Tobacco                         $  301,193,561
------------------------------------------------------------------------------------
               HOUSEHOLD & PERSONAL PRODUCTS -- 2.9%
               Household Products -- 2.9%
     895,837   Colgate-Palmolive Co.                                  $   93,650,800
     237,251   The Clorox Co.                                             17,371,518
     311,900   The Procter & Gamble Co.                                   21,174,891
                                                                      --------------
                                                                      $  132,197,209
                                                                      --------------
               Total Household & Personal Products                    $  132,197,209
------------------------------------------------------------------------------------
               HEALTH CARE EQUIPMENT & SERVICES -- 8.1%
               Health Care Equipment -- 6.0%
   1,179,749   Abbott Laboratories, Inc.                              $   77,273,560
     450,281   Baxter International, Inc.                                 30,015,731
     499,915   Becton Dickinson and Co.                                   39,088,354
     695,480   Covidien Plc                                               40,157,015
     704,441   CR Bard, Inc.                                              68,852,063
   1,914,689   Smith & Nephew Plc                                         21,135,902
                                                                      --------------
                                                                      $  276,522,625
------------------------------------------------------------------------------------
               Health Care Distributors -- 0.5%
     542,644   Cardinal Health, Inc.                                  $   22,346,080
------------------------------------------------------------------------------------
               Health Care Services -- 0.6%
     174,800   DaVita HealthCare Partners, Inc.*                      $   19,320,644
     189,490   Express Scripts Holding Co.*                               10,232,460
                                                                      --------------
                                                                      $   29,553,104
------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                      Pioneer Fund | Annual Report | 12/31/12 21

------------------------------------------------------------------------------------
 Shares                                                               Value
------------------------------------------------------------------------------------
               Managed Health Care -- 1.0%
     476,200   Aetna, Inc.                                            $   22,048,060
     410,900   UnitedHealth Group, Inc.                                   22,287,216
                                                                      --------------
                                                                      $   44,335,276
                                                                      --------------
               Total Health Care Equipment & Services                 $  372,757,085
------------------------------------------------------------------------------------
               PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 7.2%
               Biotechnology -- 2.6%
     535,070   Amgen, Inc.                                            $   46,187,242
     335,600   Celgene Corp.*                                             26,418,432
     222,500   Gilead Sciences, Inc.*                                     16,342,625
     693,500   Vertex Pharmaceuticals, Inc.*                              29,085,390
                                                                      --------------
                                                                      $  118,033,689
------------------------------------------------------------------------------------
               Pharmaceuticals -- 4.0%
     382,724   Eli Lilly & Co.                                        $   18,875,948
   1,055,000   Johnson & Johnson Co.                                      73,955,500
     576,827   Merck & Co., Inc.                                          23,615,297
   2,791,153   Pfizer, Inc.                                               70,002,117
                                                                      --------------
                                                                      $  186,448,862
------------------------------------------------------------------------------------
               Life Sciences Tools & Services -- 0.6%
     270,800   Agilent Technologies, Inc.                             $   11,086,552
     286,400   Thermo Fisher Scientific, Inc.                             18,266,592
                                                                      --------------
                                                                      $   29,353,144
                                                                      --------------
               Total Pharmaceuticals, Biotechnology & Life Sciences   $  333,835,695
------------------------------------------------------------------------------------
               BANKS -- 5.2%
               Diversified Banks -- 3.6%
     256,200   Canadian Imperial Bank of Commerce Corp.               $   20,632,743
   1,721,852   US Bancorp                                                 54,995,953
   2,695,369   Wells Fargo & Co.                                          92,127,712
                                                                      --------------
                                                                      $  167,756,408
------------------------------------------------------------------------------------
               Regional Banks -- 1.6%
   1,230,080   PNC Financial Services Group, Inc.                     $   71,725,965
                                                                      --------------
               Total Banks                                            $  239,482,373
------------------------------------------------------------------------------------
               DIVERSIFIED FINANCIALS -- 6.7%
               Other Diversified Financial Services -- 2.7%
   2,380,500   Bank of America Corp.                                  $   27,613,800
   1,444,200   Citigroup, Inc.                                            57,132,552
     897,800   JPMorgan Chase & Co.                                       39,476,266
                                                                      --------------
                                                                      $  124,222,618
------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

22 Pioneer Fund | Annual Report | 12/31/12

------------------------------------------------------------------------------------
 Shares                                                               Value
------------------------------------------------------------------------------------
               Consumer Finance -- 1.8%
     431,657   American Express Co.                                   $   24,811,644
     483,000   Capital One Financial Corp.                                27,980,190
     824,000   Discover Financial Services LLC                            31,765,200
                                                                      --------------
                                                                      $   84,557,034
------------------------------------------------------------------------------------
               Asset Management & Custody Banks -- 2.2%
     275,676   Franklin Resources, Inc.                               $   34,652,473
     748,309   Invesco, Ltd.                                              19,523,382
     708,575   T. Rowe Price Group, Inc.                                  46,149,490
                                                                      --------------
                                                                      $  100,325,345
                                                                      --------------
               Total Diversified Financials                           $  309,104,997
------------------------------------------------------------------------------------
               INSURANCE -- 3.1%
               Life & Health Insurance -- 0.8%
     661,200   Aflac, Inc.                                            $   35,122,944
------------------------------------------------------------------------------------
               Property & Casualty Insurance -- 2.3%
     999,120   The Chubb Corp.                                        $   75,253,718
     469,297   The Travelers Companies, Inc.                              33,704,911
                                                                      --------------
                                                                      $  108,958,629
                                                                      --------------
               Total Insurance                                        $  144,081,573
------------------------------------------------------------------------------------
               SOFTWARE & SERVICES -- 10.5%
               Internet Software & Services -- 1.9%
     604,700   eBay, Inc.*                                            $   30,851,794
     736,560   Facebook, Inc.*                                            19,614,593
      51,600   Google, Inc.*                                              36,603,492
                                                                      --------------
                                                                      $   87,069,879
------------------------------------------------------------------------------------
               IT Consulting & Other Services -- 1.2%
     287,077   International Business Machines Corp.                  $   54,989,599
------------------------------------------------------------------------------------
               Data Processing & Outsourced Services -- 2.9%
     824,179   Automatic Data Processing, Inc.                        $   46,986,445
     354,074   DST Systems, Inc.                                          21,456,884
     361,746   Fiserv, Inc.*                                              28,588,786
      36,800   Mastercard, Inc.                                           18,079,104
     130,000   Visa, Inc.                                                 19,705,400
                                                                      --------------
                                                                      $  134,816,619
------------------------------------------------------------------------------------
               Application Software -- 1.0%
     811,615   Adobe Systems, Inc.*                                   $   30,581,653
     615,699   Nuance Communications, Inc.*                               13,742,402
                                                                      --------------
                                                                      $   44,324,055
------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                      Pioneer Fund | Annual Report | 12/31/12 23

------------------------------------------------------------------------------------
 Shares                                                               Value
------------------------------------------------------------------------------------
               Systems Software -- 3.5%
   3,024,794   Microsoft Corp.                                        $   80,852,744
   1,734,548   Oracle Corp.                                               57,795,139
   1,329,300   Symantec Corp.*                                            25,004,133
                                                                      --------------
                                                                      $  163,652,016
                                                                      --------------
               Total Software & Services                              $  484,852,168
------------------------------------------------------------------------------------
               TECHNOLOGY HARDWARE & EQUIPMENT -- 4.6%
               Communications Equipment -- 2.0%
   1,605,774   Cisco Systems, Inc.                                    $   31,553,459
      84,500   F5 Networks, Inc.*                                          8,209,175
     297,421   Motorola Solutions, Inc.                                   16,560,401
       1,932   Palo Alto Networks, Inc.*                                     103,401
     546,331   Qualcomm, Inc.                                             33,883,449
                                                                      --------------
                                                                      $   90,309,885
------------------------------------------------------------------------------------
               Computer Hardware -- 2.1%
     185,611   Apple, Inc.                                            $   98,936,231
------------------------------------------------------------------------------------
               Computer Storage & Peripherals -- 0.5%
     597,000   EMC Corp.*                                             $   15,104,100
     169,100   SanDisk Corp.*                                              7,365,996
                                                                      --------------
                                                                      $   22,470,096
                                                                      --------------
               Total Technology Hardware & Equipment                  $  211,716,212
------------------------------------------------------------------------------------
               SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 3.1%
               Semiconductor Equipment -- 0.4%
     274,845   ASML Holding NV (A.D.R.)                               $   17,702,766
------------------------------------------------------------------------------------
               Semiconductors -- 2.7%
     586,546   Altera Corp.                                           $   20,200,644
   1,329,525   Analog Devices, Inc.                                       55,919,822
     624,642   Intel Corp.                                                12,886,364
      88,517   Maxim Integrated Products, Inc.                             2,602,400
     927,800   Xilinx, Inc.                                               33,308,020
                                                                      --------------
                                                                      $  124,917,250
                                                                      --------------
               Total Semiconductors & Semiconductor Equipment         $  142,620,016
------------------------------------------------------------------------------------
               TELECOMMUNICATION SERVICES -- 1.1%
               Integrated Telecommunication Services -- 1.1%
     494,300   AT&T, Inc.                                             $   16,662,853
     802,591   Verizon Communications, Inc.                               34,728,113
                                                                      --------------
                                                                      $   51,390,966
                                                                      --------------
               Total Telecommunication Services                       $   51,390,966
------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

24 Pioneer Fund | Annual Report | 12/31/12

-------------------------------------------------------------------------------------
 Shares                                                               Value
-------------------------------------------------------------------------------------
               UTILITIES -- 0.4%
               Electric Utilities -- 0.4%
     476,200   American Electric Power Co., Inc.                      $    20,324,216
                                                                      ---------------
               Total Utilities                                        $    20,324,216
-------------------------------------------------------------------------------------
               TOTAL COMMON STOCKS
               (Cost $3,113,526,017)                                  $ 4,636,018,837
-------------------------------------------------------------------------------------
               TOTAL INVESTMENT IN SECURITIES -- 100.2%
               (Cost $3,113,526,017) (a)                              $ 4,636,018,837
-------------------------------------------------------------------------------------
               OTHER ASSETS & LIABILITIES -- (0.2)%                   $    (7,532,605)
-------------------------------------------------------------------------------------
               TOTAL NET ASSETS -- 100.0%                             $ 4,628,486,232
=====================================================================================

*           Non-income producing security.

+ Investment held by the Fund representing 5% or more of the outstanding voting stock of such company. See Notes to Financial Statements -- Note 6.

(A.D.R.)    American Depositary Receipts.

(a) At December 31, 2012, the net unrealized gain on investments based on cost for federal income tax purposes of $3,118,258,748 was as follows:

              Aggregate gross unrealized gain for all investments in which
                there is an excess of value over tax cost                              $ 1,536,243,049

              Aggregate gross unrealized loss for all investments in which
                there is an excess of tax cost over value                                  (18,482,960)
                                                                                       ---------------
              Net unrealized gain                                                      $ 1,517,760,089
                                                                                       ===============

Purchases and sales of securities (excluding temporary cash investments) for the year ended December 31, 2012 aggregated $2,406,899,849 and $4,398,710,393, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

      Level 1 - quoted prices in active markets for identical securities.

      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements -- Note 1A.

      Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements -- Note 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3. See Notes to Financial Statements -- Note 1A.

                                      Pioneer Fund | Annual Report | 12/31/12 25

The following is a summary of the inputs used as of December 31, 2012, in valuing the Fund's investments:

--------------------------------------------------------------------------------
                  Level 1           Level 2    Level 3    Total
--------------------------------------------------------------------------------
Common Stocks     $4,636,018,837    $   --     $   --     $4,636,018,837
--------------------------------------------------------------------------------
Total             $4,636,018,837    $   --     $   --     $4,636,018,837
================================================================================

During the year ended December 31, 2012, there were no transfers between Levels 1, 2 and 3.

The accompanying notes are an integral part of these financial statements.

26 Pioneer Fund | Annual Report | 12/31/12

Statement of Assets and Liabilities | 12/31/12

ASSETS:
  Investment in securities of unaffiliated issuers, at value
     (cost $3,107,526,391)                                           $4,525,518,718
  Investment in securities of affiliated issuers, at value
     (cost $5,999,626)                                                  110,500,119
-----------------------------------------------------------------------------------
     Total investment in securities, at value (cost $3,113,526,017)  $4,636,018,837
  Receivables --
     Investment securities sold                                           7,012,201
     Fund shares sold                                                     1,522,071
     Dividends                                                            3,735,005
     Due from Pioneer Investment Management, Inc.                                96
  Other                                                                     163,862
-----------------------------------------------------------------------------------
        Total assets                                                 $4,648,452,072
-----------------------------------------------------------------------------------
LIABILITIES:
  Payables --
     Fund shares repurchased                                         $    8,980,849
     Dividends                                                                  486
  Due to custodian                                                        9,284,696
  Due to affiliates                                                       1,480,967
  Accrued expenses                                                          218,842
-----------------------------------------------------------------------------------
        Total liabilities                                            $   19,965,840
-----------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                    $3,004,387,142
  Undistributed net investment income                                       405,312
  Accumulated net realized loss on investments and foreign
     currency transactions                                              101,201,259
  Net unrealized gain on investments                                  1,522,492,820
  Net unrealized loss on forward foreign currency contracts and
     other assets and liabilities denominated in foreign currencies            (301)
-----------------------------------------------------------------------------------
        Total net assets                                             $4,628,486,232
-----------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $3,839,361,271/118,310,247 shares)               $        32.45
  Class B (based on $33,736,539/1,079,245 shares)                    $        31.26
  Class C (based on $135,811,493/4,431,771 shares)                   $        30.64
  Class R (based on $104,041,502/3,200,138 shares)                   $        32.51
  Class Y (based on $514,456,695/15,776,211 shares)                  $        32.61
  Class Z (based on $1,078,732/33,166 shares)                        $        32.53
MAXIMUM OFFERING PRICE:
  Class A ($32.45 (divided by) 94.25%)                               $        34.43
===================================================================================

The accompanying notes are an integral part of these financial statements.

                                      Pioneer Fund | Annual Report | 12/31/12 27

Statement of Operations

For the Year Ended 12/31/12

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $413,122 and
      including income from affiliated issuers of $3,700,204)      $   131,524,148
  Interest                                                                   3,135
------------------------------------------------------------------------------------------------------
           Total investment income                                                      $ 131,527,283
------------------------------------------------------------------------------------------------------
EXPENSES:
  Management fees
      Basic fee                                                    $    35,271,511
      Performance adjustment                                            (6,193,910)
  Transfer agent fees and expenses
      Class A                                                            6,838,523
      Class B                                                              238,620
      Class C                                                              134,103
      Class R                                                               13,341
      Class Y                                                               82,651
      Class Z                                                                2,375
  Distribution fees
      Class A                                                           10,054,750
      Class B                                                              406,172
      Class C                                                            1,457,295
      Class R                                                              576,964
  Administrative reimbursement                                           1,653,479
  Shareholder communications expense                                     4,258,739
  Custodian fees                                                            88,776
  Registration fees                                                        188,460
  Professional fees                                                        299,497
  Printing expense                                                         208,885
  Fees and expenses of nonaffiliated Trustees                              241,702
  Interest expense                                                           1,345
  Miscellaneous                                                            343,372
------------------------------------------------------------------------------------------------------
        Total expenses                                                                  $   56,166,650
        Less fees waived and expenses reimbursed
            by Pioneer Investment Management, Inc.                                                (180)
------------------------------------------------------------------------------------------------------
        Net expenses                                                                    $   56,166,470
------------------------------------------------------------------------------------------------------
            Net investment income                                                       $   75,360,813
------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
CLASS ACTIONS AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
      Investments                                                  $ 1,351,593,748
      Class actions                                                         64,524
      Other assets and liabilities denominated in
        foreign currencies                                                 (20,743)     $1,351,637,529
------------------------------------------------------------------------------------------------------
  Change in net unrealized loss on:
      Investments                                                  $  (864,888,719)
      Other assets and liabilities denominated in
        foreign currencies                                                  (5,565)     $ (864,894,284)
------------------------------------------------------------------------------------------------------
  Net gain on investments and foreign currency transactions                             $  486,743,245
------------------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                                  $  562,104,058
======================================================================================================

The accompanying notes are an integral part of these financial statements.

28 Pioneer Fund | Annual Report | 12/31/12

Statements of Changes in Net Assets

--------------------------------------------------------------------------------------------------
                                                                Year Ended            Year Ended
                                                                 12/31/12              12/31/11
--------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                        $     75,360,813     $    78,942,908
Net realized gain on investments, class actions and
  foreign currency transactions                                 1,351,637,529          27,395,937
Change in net unrealized loss on investments and
  foreign currency transactions                                  (864,894,284)       (414,745,080)
--------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets resulting
          from operations                                    $    562,104,058     $  (308,406,235)
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
      Class A ($0.49 and $0.46 per share, respectively)      $    (51,818,663)    $   (48,419,246)
      Class B ($0.06 and $0.00 per share, respectively)               (65,670)                 --
      Class C ($0.21 and $0.17 per share, respectively)              (856,844)           (701,234)
      Class R ($0.36 and $0.34 per share, respectively)            (1,075,524)         (1,154,449)
      Class Y ($0.62 and $0.60 per share, respectively)           (21,729,817)        (29,572,830)
      Class Z ($0.55 and $0.57 per share, respectively)               (19,468)            (13,713)
Net realized gain:
      Class A ($9.30 and $0.00 per share, respectively)          (874,235,166)                 --
      Class B ($9.30 and $0.00 per share, respectively)            (8,048,440)                 --
      Class C ($9.30 and $0.00 per share, respectively)           (32,315,737)                 --
      Class R ($9.30 and $0.00 per share, respectively)           (23,535,006)                 --
      Class Y ($9.30 and $0.00 per share, respectively)          (123,297,278)                 --
      Class Z ($9.30 and $0.00 per share, respectively)              (282,644)                 --
--------------------------------------------------------------------------------------------------
          Total distributions to shareowners                 $ (1,137,280,257)    $   (79,861,472)
--------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale or exchange of shares                 $    411,985,287     $   881,551,018
Reinvestment of distributions                                   1,051,852,192          73,603,598
Cost of shares repurchased                                     (2,420,885,932)     (1,260,936,322)
--------------------------------------------------------------------------------------------------
      Net decrease in net assets resulting from
         Fund share transactions                             $   (957,048,453)    $  (305,781,706)
--------------------------------------------------------------------------------------------------
      Net decrease in net assets                             $ (1,532,224,652)    $  (694,049,413)
NET ASSETS:
Beginning of year                                               6,160,710,884       6,854,760,297
--------------------------------------------------------------------------------------------------
End of year                                                  $  4,628,486,232     $ 6,160,710,884
--------------------------------------------------------------------------------------------------
Undistributed net investment income                          $        405,312     $       334,015
==================================================================================================

The accompanying notes are an integral part of these financial statements.

                                      Pioneer Fund | Annual Report | 12/31/12 29

------------------------------------------------------------------------------------------------
                                 '12 Shares    '12 Amount          '11 Shares    '11 Amount
------------------------------------------------------------------------------------------------
Class A
Shares sold                        3,889,445   $    152,363,607      5,409,148   $  219,310,870
Reinvestment of distributions     27,127,422        873,392,740      1,174,755       45,231,316
Less shares repurchased          (15,682,814)      (617,318,145)   (14,120,589)    (568,863,180)
------------------------------------------------------------------------------------------------
      Net increase (decrease)     15,334,053   $    408,438,202     (7,536,686)  $ (304,320,994)
------------------------------------------------------------------------------------------------
Class B
Shares sold or exchanged              19,821   $        735,864         43,177   $    1,674,286
Reinvestment of distributions        259,898          7,970,433             --               --
Less shares repurchased             (481,081)       (18,904,140)      (833,536)     (32,699,414)
------------------------------------------------------------------------------------------------
      Net decrease                  (201,362)  $    (10,197,843)      (790,359)  $  (31,025,128)
------------------------------------------------------------------------------------------------
Class C
Shares sold                          785,265   $     26,404,850        436,126   $   16,764,683
Reinvestment of distributions        631,628         19,079,617         11,501          410,030
Less shares repurchased             (963,838)       (36,659,228)      (991,483)     (38,092,936)
------------------------------------------------------------------------------------------------
      Net increase (decrease)        453,055   $      8,825,239       (543,856)  $  (20,918,223)
------------------------------------------------------------------------------------------------
Class R
Shares sold                          327,180   $     12,947,423        834,494   $   34,096,167
Reinvestment of distributions        753,577         24,238,053         29,496        1,131,626
Less shares repurchased           (1,174,542)       (47,279,595)      (928,138)     (36,683,351)
------------------------------------------------------------------------------------------------
      Net decrease                   (93,785)  $    (10,094,119)       (64,148)  $   (1,455,558)
------------------------------------------------------------------------------------------------
Class Y
Shares sold                        5,371,099   $    218,606,953     14,955,320   $  609,010,824
Reinvestment of distributions      3,829,183        126,870,840        691,749       26,818,158
Less shares repurchased          (41,428,056)    (1,699,742,251)   (14,609,124)    (584,410,553)
------------------------------------------------------------------------------------------------
      Net increase (decrease)    (32,227,774)  $ (1,354,264,458)     1,037,945   $   51,418,429
------------------------------------------------------------------------------------------------
Class Z
Shares sold                           22,340   $        926,590         17,117   $      694,188
Reinvestment of distributions          9,301            300,509            325           12,468
Less shares repurchased              (25,420)          (982,573)        (4,639)        (186,888)
------------------------------------------------------------------------------------------------
      Net increase                     6,221   $        244,526         12,803   $      519,768
------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

30 Pioneer Fund | Annual Report | 12/31/12

Financial Highlights

----------------------------------------------------------------------------------------------------------------------------
                                                           Year         Year          Year         Year         Year
                                                           Ended        Ended         Ended        Ended        Ended
                                                           12/31/12     12/31/11      12/31/10     12/31/09     12/31/08
----------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                       $    38.62   $    40.96    $    35.72   $    29.13   $    46.32
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income                                   $     0.48   $     0.46    $     0.35   $     0.40   $     0.45
   Net realized and unrealized gain (loss) on investments        3.14        (2.34)         5.22         6.59       (16.33)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations         $     3.62   $    (1.88)   $     5.57   $     6.99   $   (15.88)
----------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                        (0.49)       (0.46)        (0.33)       (0.39)       (0.45)
   Net realized gain                                            (9.30)          --            --           --        (0.86)
   Tax return of capital                                           --           --            --        (0.01)          --
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $    (6.17)  $    (2.34)   $     5.24   $     6.59   $   (17.19)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $    32.45   $    38.62    $    40.96   $    35.72   $    29.13
============================================================================================================================
Total return*                                                    9.90%       (4.59)%       15.72%       24.24%      (34.38)%
Ratio of net expenses to average net assets+                     1.01%        1.09%         1.16%        1.23%        1.19%
Ratio of net investment income to average net assets+            1.24%        1.11%         0.94%        1.31%        1.11%
Portfolio turnover rate                                            41%          10%           10%          12%          11%
Net assets, end of period (in thousands)                   $3,839,361   $3,976,835    $4,526,447   $4,323,282   $3,767,132
Ratios with reduction for fees paid indirectly:
   Net expenses                                                  1.01%        1.09%         1.16%        1.23%        1.18%
   Net investment income                                         1.24%        1.11%         0.94%        1.31%        1.12%
============================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

+   Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

                                      Pioneer Fund | Annual Report | 12/31/12 31

-------------------------------------------------------------------------------------------------------------------------
                                                                Year        Year        Year        Year       Year
                                                                Ended       Ended       Ended       Ended      Ended
                                                                12/31/12    12/31/11    12/31/10    12/31/09   12/31/08
-------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                            $ 37.60     $ 39.86     $ 34.82     $  28.43   $  45.11
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                                 $ (0.01)    $ (0.03)    $ (0.06)    $   0.06   $   0.07
   Net realized and unrealized gain (loss) on investments          3.03       (2.23)       5.10         6.41     (15.89)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations              $  3.02     $ (2.26)    $  5.04     $   6.47   $ (15.82)
-------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                          (0.06)    --(a)            --        (0.07)        --
   Net realized gain                                              (9.30)    --(a)            --           --      (0.86)
   Tax return of capital                                             --          --          --        (0.01)        --
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                      $ (6.34)    $ (2.26)    $  5.04     $   6.39   $ (16.68)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $ 31.26     $ 37.60     $ 39.86     $  34.82   $  28.43
=========================================================================================================================
Total return*                                                      8.55%      (5.67)%     14.47%       22.84%    (34.99)%
Ratio of net expenses to average net assets+                       2.27%       2.24%       2.24%        2.34%      2.13%
Ratio of net investment income (loss) to average net assets+      (0.03)%     (0.06)%     (0.14)%       0.23%      0.14%
Portfolio turnover rate                                              41%         10%         10%          12%        11%
Net assets, end of period (in thousands)                        $33,737     $48,149     $82,547     $110,976   $134,094
Ratios with reduction for fees paid indirectly:
   Net expenses                                                    2.27%       2.24%       2.24%        2.34%      2.12%
   Net investment income (loss)                                   (0.03)%     (0.06)%     (0.14)%       0.23%      0.15%
=========================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

+   Ratio with no reduction for fees paid indirectly.

(a) Dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer Funds, as permitted by existing exchange privileges.

The accompanying notes are an integral part of these financial statements.

32 Pioneer Fund | Annual Report | 12/31/12

---------------------------------------------------------------------------------------------------------------------------
                                                                Year        Year         Year        Year        Year
                                                                Ended       Ended        Ended       Ended       Ended
                                                                12/31/12    12/31/11     12/31/10    12/31/09    12/31/08
---------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                            $  36.99    $  39.26     $  34.26    $  27.96    $  44.55
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income                                        $   0.17    $   0.13     $   0.05    $   0.16    $   0.13
   Net realized and unrealized gain (loss) on investments           2.99       (2.23)        5.01        6.31      (15.70)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations              $   3.16    $  (2.10)    $   5.06    $   6.47    $ (15.57)
---------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                           (0.21)      (0.17)       (0.06)      (0.16)      (0.16)
   Net realized gain                                               (9.30)         --           --          --       (0.86)
   Tax return of capital                                              --          --           --       (0.01)         --
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                      $  (6.35)   $  (2.27)    $   5.00    $   6.30    $ (16.59)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $  30.64    $  36.99     $  39.26    $  34.26    $  27.96
===========================================================================================================================
Total return*                                                       9.06%      (5.33)%      14.80%      23.28%     (34.91)%
Ratio of net expenses to average net assets+                        1.80%       1.87%        1.96%       1.99%       1.97%
Ratio of net investment income to average net assets+               0.45%       0.33%        0.14%       0.56%       0.32%
Portfolio turnover rate                                               41%         10%          10%         12%         11%
Net assets, end of period (in thousands)                        $135,811    $147,166     $177,540    $178,807    $169,362
Ratios with reduction for fees paid indirectly:
   Net expenses                                                     1.80%       1.87%        1.96%       1.99%       1.97%
   Net investment income                                            0.45%       0.33%        0.14%       0.56%       0.32%
===========================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

+   Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

                                      Pioneer Fund | Annual Report | 12/31/12 33

---------------------------------------------------------------------------------------------------------------------------
                                                                Year        Year         Year        Year        Year
                                                                Ended       Ended        Ended       Ended       Ended
                                                                12/31/12    12/31/11     12/31/10    12/31/09    12/31/08
---------------------------------------------------------------------------------------------------------------------------
Class R
Net asset value, beginning of period                            $  38.67    $  41.00     $  35.76    $  29.17    $  46.37
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income                                        $   0.36    $   0.34     $   0.22    $   0.33    $   0.40
   Net realized and unrealized gain (loss) on investments           3.14       (2.33)        5.23        6.58      (16.35)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations              $   3.50    $  (1.99)    $   5.45    $   6.91    $ (15.95)
Distributions to shareowners:
   Net investment income                                           (0.36)      (0.34)       (0.21)      (0.31)      (0.39)
   Net realized gain                                               (9.30)         --           --          --       (0.86)
   Tax return of capital                                              --          --           --       (0.01)         --
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                      $  (6.16)   $  (2.33)    $   5.24    $   6.59    $ (17.20)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $  32.51    $  38.67     $  41.00    $  35.76    $  29.17
===========================================================================================================================
Total return*                                                       9.57%      (4.85)%      15.31%      23.94%     (34.46)%
Ratio of net expenses to average net assets+                        1.33%       1.38%        1.50%       1.45%       1.32%
Ratio of net investment income to average net assets+               0.92%       0.83%        0.60%       1.07%       0.99%
Portfolio turnover rate                                               41%         10%          10%         12%         11%
Net assets, end of period (in thousands)                        $104,042    $127,377     $137,683    $121,773    $102,070
Ratios with reduction for fees paid indirectly:
   Net expenses                                                     1.33%       1.38%        1.50%       1.45%       1.32%
   Net investment income                                            0.92%       0.83%        0.60%       1.07%       0.99%
===========================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.

+   Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

34 Pioneer Fund | Annual Report | 12/31/12

---------------------------------------------------------------------------------------------------------------------------
                                                             Year        Year          Year         Year         Year
                                                             Ended       Ended         Ended        Ended        Ended
                                                             12/31/12    12/31/11      12/31/10     12/31/09     12/31/08
---------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                         $  38.75    $    41.09    $    35.84   $    29.22   $  46.45
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income                                     $   0.75    $     0.60    $     0.49   $     0.52   $   0.61
   Net realized and unrealized gain (loss) on investments        3.03         (2.34)         5.25         6.65     (16.35)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations           $   3.78    $    (1.74)   $     5.74   $     7.17   $ (15.74)
---------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                        (0.62)        (0.60)        (0.49)       (0.54)     (0.63)
   Net realized gain                                            (9.30)           --            --           --      (0.86)
   Tax return of capital                                           --            --            --        (0.01)        --
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $  (6.14)   $    (2.34)   $     5.25   $     6.62   $ (17.23)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $  32.61    $    38.75    $    41.09   $    35.84   $  29.22
===========================================================================================================================
Total return*                                                   10.29%        (4.22)%       16.17%       24.86%    (34.07)%
Ratio of net expenses to average net assets+                     0.66%         0.72%         0.74%        0.71%      0.74%
Ratio of net investment income to average net assets+            1.54%         1.49%         1.37%        1.72%      1.62%
Portfolio turnover rate                                            41%           10%           10%          12%        11%
Net assets, end of period (in thousands)                     $514,457    $1,860,141    $1,929,967   $1,279,182   $462,572
Ratios with reduction for fees paid indirectly:
   Net expenses                                                  0.66%         0.72%         0.74%        0.71%      0.74%
   Net investment income                                         1.54%         1.49%         1.37%        1.72%      1.62%
===========================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.

+   Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

                                      Pioneer Fund | Annual Report | 12/31/12 35

---------------------------------------------------------------------------------------------------------------------------
                                                                        Year       Year        Year     Year     Year
                                                                        Ended      Ended       Ended    Ended    Ended
                                                                        12/31/12   12/31/11    12/31/10 12/31/09 12/31/08
---------------------------------------------------------------------------------------------------------------------------
Class Z
Net asset value, beginning of period                                    $ 38.68    $ 41.03     $35.80   $29.20   $  46.41
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income                                                $  0.55    $  0.50     $ 0.48   $ 0.48   $   0.63
   Net realized and unrealized gain (loss) on investments                  3.15      (2.28)      5.23     6.64     (16.36)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations                      $  3.70    $ (1.78)    $ 5.71   $ 7.12   $ (15.73)
---------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                                  (0.55)     (0.57)     (0.48)   (0.51)     (0.62)
   Net realized gain                                                      (9.30)        --         --       --      (0.86)
   Tax return of capital                                                     --         --         --    (0.01)        --
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                              $ (6.15)   $ (2.35)    $ 5.23   $ 6.60   $ (17.21)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $ 32.53    $ 38.68     $41.03   $35.80   $  29.20
===========================================================================================================================
Total return*                                                             10.09%     (4.34)%    16.09%   24.72%    (34.06)%
Ratio of net expenses to average net assets+                               0.85%      0.85%      0.80%    0.85%      0.74%
Ratio of net investment income to average net assets+                      1.40%      1.39%      1.31%    1.68%      1.57%
Portfolio turnover rate                                                      41%        10%        10%      12%        11%
Net assets, end of period (in thousands)                                $ 1,079    $ 1,042     $  580   $  310   $     58
Ratios with no waiver of fees and
   assumption of expenses by the Adviser
   and no reduction for fees paid indirectly:
   Net expenses                                                            0.87%      0.99%      0.80%    1.03%      0.74%
   Net investment income                                                   1.38%      1.25%      1.31%    1.50%      1.57%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
   Net expenses                                                            0.85%      0.85%      0.80%    0.85%      0.74%
   Net investment income                                                   1.40%      1.39%      1.31%    1.68%      1.57%
===========================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.

+   Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

36 Pioneer Fund | Annual Report | 12/31/12

Notes to Financial Statements | 12/31/12

1. Organization and Significant Accounting Policies

Pioneer Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to provide reasonable income and capital growth.

The Fund offers six classes of shares designated as Class A, Class B, Class C, Class R, Class Y and Class Z shares. Class Z shares were first publicly offered on April 30, 2007. Effective as of the close of business on December 31, 2009, Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by existing exchange privileges. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y or Class Z shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

                                      Pioneer Fund | Annual Report | 12/31/12 37

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
    (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued at the mean between the last bid and asked prices. Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost. Shares of money market mutual funds are valued at their net asset value.

    Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

    Securities for which independent pricing services are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by or at the direction or with the approval of the Valuation Committee using fair value methods pursuant to procedures adopted by the Board of Trustees. The Valuation Committee is comprised of certain members of the Board of Trustees. The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund's securities may differ significantly from exchange prices and such differences could be material. Pioneer Investment Management, Inc. (PIM) is responsible for monitoring developments that may impact fair valued securities and for discussing and assessing fair values on an ongoing basis, and at least quarterly, with the Valuation Committee.

    At December 31, 2012 there were no securities that were valued using fair value methods (other than securities that were valued using prices supplied by independent pricing services). Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities.

38 Pioneer Fund | Annual Report | 12/31/12

    Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Foreign Currency Translation

    The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

    Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those securities but are included with the net realized and unrealized gain or loss on investments.

C.  Forward Foreign Currency Contracts

    The Fund may enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The Fund had no outstanding portfolio or settlement hedges as of December 31, 2012.

                                      Pioneer Fund | Annual Report | 12/31/12 39

D.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no provision for federal income taxes is required. As of December 31, 2012, the Fund did not have any interest and penalties related to uncertain tax positions, which, if applicable, would be recorded as an income tax expense in the Statement of Operations. Tax years for the prior three fiscal years are subject to examination by Federal and State tax authorities.


    The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. generally accepted accounting principles. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences. At December 31, 2012, the Fund reclassified $276,470 to increase undistributed net investment income and $276,470 to decrease accumulated net realized gain on investments to reflect permanent book/tax differences. These adjustments have no impact on net assets or the results of operations.

    At December 31, 2012, the Fund had a net capital loss carryforward of $593,388 which will expire in 2016 if not utilized.

    The tax character of distributions paid during the years ended December 31, 2012 and December 31, 2011 was as follows:

    ---------------------------------------------------------------------------
                                                       2012                2011
    ---------------------------------------------------------------------------
    Distributions paid from:
    Ordinary income                           $   75,565,986        $79,861,472
    Long-term capital gain                     1,061,714,271                 --
    ---------------------------------------------------------------------------
         Total                                $1,137,280,257        $79,861,472
    ===========================================================================

    The following shows the components of distributable earnings on a federal income tax basis at December 31, 2012:

    ---------------------------------------------------------------------------
                                                                           2012
    ---------------------------------------------------------------------------
    Distributable earnings:
    Undistributed long-term gain                                 $  106,932,690
    Capital loss carryforward                                          (593,388)
    Net unrealized gain                                           1,517,759,788
    ---------------------------------------------------------------------------
         Total                                                   $1,624,099,090
    ===========================================================================

40 Pioneer Fund | Annual Report | 12/31/12

    The difference between book-basis and tax-basis net unrealized gain is attributable to the tax deferral of losses on wash sales and on the tax-basis adjustments on other holdings.

E.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $511,966 in underwriting commissions on the sale of Class A shares during the year ended December 31, 2012.

F.  Class Allocations

    Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day. During the year ended December 31, 2012, the Fund recognized gains of $64,524 in the settlement of class action lawsuits from several different companies, as reflected on the Statement of Operations.

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively (see Note 4). Class Y and Class Z shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see
    Note 3).

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class B, Class C, Class R, Class Y and Class Z shares can reflect different transfer agent and distribution expense rates.

G.  Risks

    At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

                                      Pioneer Fund | Annual Report | 12/31/12 41

H.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. PIM is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.60% of the Fund's average daily net assets up to $7.5 billion, 0.575% on the next $2.5 billion and 0.55% on assets over $10 billion. The basic fee can increase or decrease by a maximum of 0.10% based on the investment performance of the Fund's Class A shares as compared to the Standard and Poor's 500 Index. The performance comparison is made for a rolling 36-month period. In addition, Pioneer contractually limits any positive adjustment of the Fund's management fee to 0.10% of the Fund's average daily net assets on an annual basis (i.e., to a maximum annual fee of 0.70% after the performance adjustment). For the year ended December 31, 2012, the aggregate performance adjustment resulted in a decrease to the basic fee of $ 6,193,910. For the year ended December 31, 2012, the net management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.50% of the Fund's average daily net assets.

PIM has contractually agreed to limit ordinary operating expenses of the Fund to the extent required to reduce Fund expenses to 1.47% and 1.22% of the average daily net assets attributable to Class A and Class Y shares, respectively. The expense limitation for Class A and Class Y shares expired on June 1, 2012. PIM has also contractually agreed to limit ordinary operating expenses of the Fund to the extent required to reduce Fund expenses to 0.85% of the average daily net assets attributable to Class Z shares. The expense limitation for Class Z shares is in effect through May 1, 2014. Fees waived and expenses reimbursed during the year ended December 31, 2012 are reflected on the Statement of Operations. Class B, Class C, and Class R shares do not have an expense limitation. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the date referred to above.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $360,960 in management fees, administrative costs and certain other reimbursements payable to PIM at December 31, 2012.

42 Pioneer Fund | Annual Report | 12/31/12

Effective March 5, 2012 PIM has retained Brown Brothers Harriman & Co. to provide certain sub-administration and accounting services to the Fund.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the year ended December 31, 2012, such out-of-pocket expenses by class of shares were as follows:

-------------------------------------------------------------------------------
Shareholder Communications:
-------------------------------------------------------------------------------
Class A                                                              $1,946,543
Class B                                                                  56,727
Class C                                                                 238,478
Class R                                                                 313,435
Class Y                                                               1,701,510
Class Z                                                                   2,046
-------------------------------------------------------------------------------
  Total                                                              $4,258,739
===============================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $936,523 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at December 31, 2012.

4. Distribution and Service Plans

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B, Class C and Class R shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Plan, the Fund further pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $183,484 in distribution fees payable to PFD at December 31, 2012.

                                      Pioneer Fund | Annual Report | 12/31/12 43

The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class R, Class Y and Class Z shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class R, Class Y or Class Z shares. Proceeds from the CDSCs are paid to PFD. For the year ended December 31, 2012, CDSCs in the amount of $43,957 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS which may result in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended December 31, 2012, the Fund's expenses were not reduced under such arrangements.

6. Affiliated Companies

The Fund's investments in certain companies may exceed 5% of the outstanding voting stock of those companies. Such companies are deemed affiliates of the Fund for financial reporting purposes. The following summarizes transactions with affiliates of the Fund for the year ended December 31, 2012:

--------------------------------------------------------------------------------------------
                       Beginning                         Ending
                       Balance     Purchases  Sales      Balance    Dividend
Affiliates             (shares)    (shares)   (shares)   (shares)   Income      Value
--------------------------------------------------------------------------------------------
John Wiley and
  Sons, Inc.           3,444,296    --        (605,865)  2,838,431  $3,700,204  $110,500,119
--------------------------------------------------------------------------------------------

44 Pioneer Fund | Annual Report | 12/31/12

7. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. The credit facility in effect until January 20, 2012 was in the amount of $165 million. Under such facility, interest on borrowings was payable at the higher of the London Interbank Offered Rate (LIBOR) on the borrowing date plus 1.25% on an annualized basis or the Federal Funds Rate on the borrowing date plus 1.25% on an annualized basis. The credit facility in effect as of February 15, 2012 is in the amount of $215 million. Under such facility, depending on the type of loan, interest on borrowings is payable at LIBOR plus 0.90% on an annualized basis, or the Alternate Base Rate, which is the greater of (a) the facility's administrative agent's daily announced prime rate on the borrowing date, (b) 2% plus the Federal Funds Rate on the borrowing date and (c) 2% plus the overnight Euro dollar rate on the borrowing date. The Funds pay an annual commitment fee to participate in a credit facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement.

For the year ended December 31, 2012, the Fund's average daily amount of borrowings outstanding during the period was $45,700,000. The related weighted average annualized interest rate for the period was 1.06%, and the total interest expense on such borrowings was $1,345, which is included in interest expense, located on the Statement of Operations. As of December 31, 2012, there were no borrowings outstanding.

                                      Pioneer Fund | Annual Report | 12/31/12 45

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareowners of Pioneer Fund:
--------------------------------------------------------------------------------

We have audited the accompanying statement of assets and liabilities of Pioneer Fund (the "Fund"), including the schedule of investments, as of December 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Fund at December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
February 25, 2013

46 Pioneer Fund | Annual Report | 12/31/12

Approval of Investment Advisory Agreement

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. In order for PIM to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement for the Fund.

The contract review process began in March 2012 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. In July 2012, the Trustees approved the format of the contract review materials and submitted their formal request to PIM to furnish information necessary to evaluate the terms of the investment advisory agreement. The contract review materials were provided to the Trustees in July 2012 and September 2012. After reviewing and discussing the materials, the Trustees submitted a request for additional information to PIM, and materials were provided in response to this request. Meetings of the Independent Trustees of the Fund were held in July, September, October, and November, 2012 to review and discuss the contract review materials. In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting.

At a meeting held on November 13, 2012, based on their evaluation of the information provided by PIM and third parties, the Trustees of the Fund, including the Independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement for another year. In considering the renewal of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services that had been provided by PIM to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund, its research process and its process for trade execution. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. The Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. The Trustees also considered the substantial attention and high priority given

                                    Pioneer Fund | Annual Report | 12/31/12   47
by PIM's senior management to the Pioneer fund complex. In addition, the Trustees considered PIM's plans to increase resources in its investment management function and other enhancements to PIM's advisory capabilities.

The Trustees considered that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund

The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the fifth quintile of its Morningstar category for the one year period ended June 30, 2012 and in the fourth quintile of its Morningstar category for the three and five year periods ended June 30, 2012. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees considered reasons for the underperformance of the Fund relative to its peer group and the steps recently taken by PIM in an effort to improve the performance of the Fund. The Trustees agreed that they would continue to closely monitor the Fund's performance.

Management Fee and Expenses

The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees and expense ratios of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Trust Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2012 was in the first quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The

48 Pioneer Fund | Annual Report | 12/31/12

Trustees noted that the Fund's management fee was adjusted upward or downward based on the Fund's performance and considered the impact of the Fund's performance on the fee. The Trustees also considered the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels.

The Trustees considered that the Fund's expense ratio for the twelve months ended June 30, 2012 was in the fourth quintile relative to its Strategic Insight peer group for the comparable period. The Trustees also compared the expense ratio of the Fund with the funds in the Fund's Morningstar peer group, and noted that the Fund's expense ratio for the twelve months ended June 30, 2012 was in the second quintile relative to its Morningstar category. The Trustees considered the contractual expense limitation agreed to by PIM with respect to the Fund.

The Trustees reviewed gross and net management fees charged by PIM to its institutional and other clients, including publicly offered European funds, U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered PIM's costs in providing services to the Fund and to its other clients and considered the differences in management fees and profit margins for PIM's Fund and non-Fund services. In evaluating the fees associated with PIM's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted that in some instances the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also considered the different entrepreneurial risks associated with PIM's management of the Fund and the other client accounts. The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of the services provided by PIM.

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors,

                                      Pioneer Fund | Annual Report | 12/31/12 49
including its organizational structure and method for allocating expenses. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, rarely identifiable on a Fund-by-Fund basis, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Funds. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons particularly, for example during the recent difficult periods for financial markets, as the level of services was maintained notwithstanding a significant decline in PIM's fee revenues from the Funds. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Other Benefits

The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. The Trustees also considered the benefits to the Fund and to PIM and its affiliates from the use of "soft" commission dollars generated by the Fund to pay for research and brokerage services. The Trustees considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment advisory agreement for the Fund.

50 Pioneer Fund | Annual Report | 12/31/12

Trustees, Officers and Service Providers

Investment Adviser
Pioneer Investment Management, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

Trustees and Officers

The Fund's Trustees and Officers are listed on the following pages, together with their principal occupations during at least the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 56 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Statement of Additional Information of the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-225-6292.

                                      Pioneer Fund | Annual Report | 12/31/12 51

Independent Trustees

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and                 Term of Office and                                                     Other Directorships
Position Held with the Fund   Length of Service           Principal Occupation                       Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (62)          Trustee since 2006.         Chairman and Chief Executive Officer,      Director, Broadridge
Chairman of the Board and     Serves until a successor    Quadriserv, Inc. (technology products      Financial Solutions, Inc.
Trustee                       trustee is elected or       for securities lending industry) (2008 -   (investor communications and
                              earlier retirement or       present); private investor (2004 -         securities processing
                              removal.                    2008); and Senior Executive Vice           provider for financial
                                                          President, The Bank of New York            services industry) (2009 -
                                                          (financial and securities services)        present); Director,
                                                          (1986 - 2004)                              Quadriserv, Inc. (2005 -
                                                                                                     present); and Commissioner,
                                                                                                     New Jersey State Civil
                                                                                                     Service Commission (2011 -
                                                                                                     present)
------------------------------------------------------------------------------------------------------------------------------------
David R. Bock (69)            Trustee since 2005.         Managing Partner, Federal City Capital     Director of Enterprise
Trustee                       Serves until a successor    Advisors (corporate advisory services      Community Investment, Inc.
                              trustee is elected or       company) (1997 - 2004 and 2008 -           (privately-held affordable
                              earlier retirement or       present); Interim Chief Executive          housing finance company)
                              removal.                    Officer, Oxford Analytica, Inc.            (1985 - 2010); Director of
                                                          (privately held research and consulting    Oxford Analytica, Inc. (2008
                                                          company) (2010); Executive Vice            - present); Director of The
                                                          President and Chief Financial Officer,     Swiss Helvetia Fund, Inc.
                                                          I-trax, Inc. (publicly traded health       (closed-end fund) (2010 -
                                                          care services company) (2004 - 2007);      present); and Director of
                                                          and Executive Vice President and Chief     New York Mortgage Trust
                                                          Financial Officer, Pedestal Inc.           (publicly traded mortgage
                                                          (internet-based mortgage trading           REIT) (2004 - 2009, 2012 -
                                                          company) (2000 - 2002)                     present)
------------------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman (68)     Trustee since 2012.         William Joseph Maier Professor of          Trustee, Mellon
Trustee                       Serves until a successor    Political Economy, Harvard University      Institutional Funds
                              trustee is elected or       (1972 - present)                           Investment Trust and Mellon
                              earlier retirement or                                                  Institutional Funds Master
                              removal.                                                               Portfolio (oversaw 17
                                                                                                     portfolios in fund complex)
                                                                                                     (1989-2008)
------------------------------------------------------------------------------------------------------------------------------------

52 Pioneer Fund | Annual Report | 12/31/12

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and                 Term of Office and                                                     Other Directorships
Position Held with the Fund   Length of Service           Principal Occupation                       Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (65)     Trustee since 1990.         Founding Director, Vice President and      None
Trustee                       Serves until a successor    Corporate Secretary, The Winthrop Group,
                              trustee is elected or       Inc. (consulting firm) (1982-present);
                              earlier retirement or       Desautels Faculty of Management, McGill
                              removal.                    University (1999 - present); and Manager
                                                          of Research Operations and
                                                          Organizational Learning, Xerox PARC,
                                                          Xerox's advance research center
                                                          (1990-1994)
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (64)      Trustee since 1982.         President and Chief Executive Officer,     Director of New America High
Trustee                       Serves until a successor    Newbury, Piret & Company, Inc.             Income Fund, Inc.
                              trustee is elected or       (investment banking firm) (1981 -          (closed-end investment
                              earlier retirement or       present)                                   company) (2004 - present);
                              removal.                                                               and member, Board of
                                                                                                     Governors, Investment
                                                                                                     Company Institute (2000 -
                                                                                                     2006)
------------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (84)          Trustee since 2012.         Senior Counsel, Sullivan & Cromwell LLP    Director, The Swiss Helvetia
Trustee                       Serves until a successor    (law firm) (1998 - present); and           Fund, Inc. (closed-end
                              trustee is elected or       Partner, Sullivan & Cromwell LLP (prior    investment company); and
                              earlier retirement or       to 1998)                                   Director, Invesco, Ltd.
                              removal.                                                               (formerly AMVESCAP, PLC)
                                                                                                     (investment manager)
                                                                                                     (1997-2005)
------------------------------------------------------------------------------------------------------------------------------------

                                      Pioneer Fund | Annual Report | 12/31/12 53

Interested Trustees

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and                 Term of Office and                                                     Other Directorships
Position Held with the Fund   Length of Service           Principal Occupation                       Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
John F. Cogan, Jr. (86)*      Trustee since 1982.         Non-Executive Chairman and a director of   None
Trustee, President and        Serves until a successor    Pioneer Investment Management USA Inc.
Chief Executive Officer of    trustee is elected or       ("PIM-USA"); Chairman and a director of
the Fund                      earlier retirement or       Pioneer; Chairman and Director of
                              removal.                    Pioneer Institutional Asset Management,
                                                          Inc. (since 2006); Director of Pioneer
                                                          Alternative Investment Management
                                                          Limited (Dublin) (until October 2011);
                                                          President and a director of Pioneer
                                                          Alternative Investment Management
                                                          (Bermuda) Limited and affiliated funds;
                                                          Deputy Chairman and a director of
                                                          Pioneer Global Asset Management S.p.A.
                                                          ("PGAM") (until April 2010); Director of
                                                          Nano-C, Inc. (since 2003); Director of
                                                          Cole Management Inc. (2004 - 2011);
                                                          Director of Fiduciary Counseling, Inc.
                                                          (until December 2011); President of all
                                                          of the Pioneer Funds; and Retired
                                                          Partner, Wilmer Cutler Pickering Hale
                                                          and Dorr LLP
------------------------------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (54)*     Trustee since 2007.         Director, CEO and President of PIM-USA     None
Trustee and Executive Vice    Serves until a successor    (since February 2007); Director and
President                     trustee is elected or       President of Pioneer and Pioneer
                              earlier retirement or       Institutional Asset Management, Inc.
                              removal.                    (since February 2007); Executive Vice
                                                          President of all of the Pioneer Funds
                                                          (since March 2007); Director of PGAM
                                                          (2007 - 2010); Head of New Europe
                                                          Division, PGAM (2000 - 2005); Head of
                                                          New Markets Division, PGAM (2005 - 2007)
------------------------------------------------------------------------------------------------------------------------------------

* Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the Fund's investment adviser and certain of its affiliates.

54 Pioneer Fund | Annual Report | 12/31/12

Fund Officers

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and                 Term of Office and                                                     Other Directorships
Position Held with the Fund   Length of Service           Principal Occupation                       Held by Officer
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (48)    Since 2003. Serves at the   Vice President and Associate General       None
Secretary                     discretion of the Board.    Counsel of Pioneer since January 2008
                                                          and Secretary of all of the Pioneer
                                                          Funds since June 2010; Assistant
                                                          Secretary of all of the Pioneer Funds
                                                          from September 2003 to May 2010; and
                                                          Vice President and Senior Counsel of
                                                          Pioneer from July 2002 to December 2007
------------------------------------------------------------------------------------------------------------------------------------
Carol B. Hannigan (51)        Since 2010. Serves at the   Fund Governance Director of Pioneer        None
Assistant Secretary           discretion of the Board.    since December 2006 and Assistant
                                                          Secretary of all the Pioneer Funds since
                                                          June 2010; Manager - Fund Governance of
                                                          Pioneer from December 2003 to November
                                                          2006; and Senior Paralegal of Pioneer
                                                          from January 2000 to November 2003
------------------------------------------------------------------------------------------------------------------------------------
Thomas Reyes (50)             Since 2010. Serves at the   Counsel of Pioneer since June 2007 and     None
Assistant Secretary           discretion of the Board.    Assistant Secretary of all the Pioneer
                                                          Funds since June 2010; and Vice
                                                          President and Counsel at State Street
                                                          Bank from October 2004 to June 2007
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (53)          Since 2008. Serves at the   Vice President - Fund Treasury of          None
Treasurer and Chief           discretion of the Board.    Pioneer; Treasurer of all of the Pioneer
Financial and Accounting                                  Funds since March 2008; Deputy Treasurer
Officer of the Fund                                       of Pioneer from March 2004 to February
                                                          2008; and Assistant Treasurer of all of
                                                          the Pioneer Funds from March 2004 to
                                                          February 2008
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (47)         Since 2000. Serves at the   Assistant Vice President - Fund Treasury   None
Assistant Treasurer           discretion of the Board.    of Pioneer; and Assistant Treasurer of
                                                          all of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (54)            Since 2002. Serves at the   Fund Accounting Manager - Fund Treasury    None
Assistant Treasurer           discretion of the Board.    of Pioneer; and Assistant Treasurer of
                                                          all of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Fund | Annual Report | 12/31/12 55

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and                 Term of Office and                                                     Other Directorships
Position Held with the Fund   Length of Service           Principal Occupation                       Held by Officer
------------------------------------------------------------------------------------------------------------------------------------
David F. Johnson (33)        Since 2009. Serves at the   Fund Administration Manager - Fund         None
Assistant Treasurer          discretion of the Board.    Treasury of Pioneer since November 2008;
                                                         Assistant Treasurer of all of the
                                                         Pioneer Funds since January 2009; and
                                                         Client Service Manager - Institutional
                                                         Investor Services at State Street Bank
                                                         from March 2003 to March 2007
------------------------------------------------------------------------------------------------------------------------------------
Jean M. Bradley (60)         Since 2010. Serves at the   Chief Compliance Officer of Pioneer and    None
Chief Compliance Officer     discretion of the Board.    of all the Pioneer Funds since March
                                                         2010; Director of Adviser and Portfolio
                                                         Compliance at Pioneer since October
                                                         2005; and Senior Compliance Officer for
                                                         Columbia Management Advisers, Inc. from
                                                         October 2003 to October 2005
------------------------------------------------------------------------------------------------------------------------------------
Kelley O'Donnell (41)        Since 2006. Serves at the   Director--Transfer Agency Compliance of     None
Anti-Money Laundering        discretion of the Board.    Pioneer and Anti-Money Laundering
Officer                                                  Officer of all the Pioneer Funds since
                                                         2006
------------------------------------------------------------------------------------------------------------------------------------

56 Pioneer Fund | Annual Report | 12/31/12

                           This page for your notes.

                                      Pioneer Fund | Annual Report | 12/31/12 57

                           This page for your notes.

58 Pioneer Fund | Annual Report | 12/31/12

                           This page for your notes.

                                      Pioneer Fund | Annual Report | 12/31/12 59

                           This page for your notes.

60 Pioneer Fund | Annual Report | 12/31/12

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: us.pioneerinvestments.com

This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
us.pioneerinvestments.com

Securities offered through Pioneer Funds Distributor, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
(C) 2013 Pioneer Investments 18627-07-0213


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the routine filing of its Form N-1A, totaled approximately $36,742 in 2012 and $38,686 in 2011.


(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no audit-related services provided to the Fund during the fiscal years ended December 31, 2012 and 2011.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled $8,290 in 2012 and $8,290 in 2011.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no other services provided to the Fund during the fiscal years ended December 31, 2012 and 2011

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund.

For the years ended December 31, 2012 and 2011, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled $8,290 in 2012 and $8,290 in 2011.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 1, 2013


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 1, 2013


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer & Chief Accounting & Financial Officer

Date March 1, 2013

* Print the name and title of each signing officer under his or her signature.